Commitments - Schedule of Commitments (Detail) $ in Thousands	Jun. 30, 2023 USD ($)
Disclosure of contingent liabilities [line items]
Total commitments	$ 15,200
It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	525
License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	14,605
Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	70
Less than One Year [member]
Disclosure of contingent liabilities [line items]
Total commitments	2,045
Less than One Year [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	525
Less than One Year [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	1,450
Less than One Year [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	70
1-3 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	2,900
1-3 years [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	0
1-3 years [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	2,900
1-3 years [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	0
3-5 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	2,900
3-5 years [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	0
3-5 years [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	2,900
3-5 years [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	0
More than Five Years [member]
Disclosure of contingent liabilities [line items]
Total commitments	7,355
More than Five Years [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	0
More than Five Years [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	7,355
More than Five Years [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	$ 0